Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions	Delinquent Participant Contributions
During the year ended December 31, 2025, the Company did not remit certain participant contributions totaling $0.1 million to the plan within the time period required under ERISA. Late transmissions of participant contributions constitute a prohibited transaction under ERISA Section 406, regardless of materiality. In accordance with applicable Department of Labor correction programs, the Company subsequently determined the delinquent participant contributions and restored lost earnings to affected participants during 2025. The Company also paid the related excise taxes associated with this matter. For additional information, see the supplemental schedule of delinquent participant contributions.